CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
CASH PROVIDED (USED) OPERATING ACTIVITIES
Net (loss) income from continuing operations	$ (9,504)	$ 22,124
Items not affecting cash:
Share-based compensation	14,894	5,033
Depreciation and amortization	8,902	3,528
Loss on disposal of property, plant and equipment	133	39
Impairment losses	1,563
Fair value adjustment to biological assets	(8,060)	(10,736)
Financing costs	9,668	10,093
Investment income	(662)	(1,455)
Share of loss from investments in associates	1,261	0
Unrealized loss on changes in fair value of contingent consideration	145
Deferred tax expense	3,635	5,653
Changes in non-cash working capital:
Net change in accounts receivable	(13,134)	337
Net change in biological assets	7,266	(6,342)
Net change in inventories	(48,175)	(42,342)
Net change in accounts payable and accrued liabilities	10,562	3,982
Net change in prepaid expenses and deferred charges	(13,540)	(2,169)
Net cash used in continuing operations	(35,046)	(12,255)
Net cash used in operating activities related to discontinued operations	(35)	(449)
Net cash used in operating activities	(35,081)	(12,704)
FINANCING ACTIVITIES
Proceeds from equity financing		57,500
Proceeds from convertible debenture issuance		115,000
Payment of share issue costs		(3,678)
Payment of convertible debenture issue costs		(7,155)
Payment of long-term debt	(12,674)	(388)
Proceeds from long-term debt, net of issue costs of $1,250 (2018 - nil)	58,851	159
Stock options, warrants and units exercised	35,146	6,673
Interest paid	(6,995)	(4,201)
Net cash provided by financing activities	74,328	163,910
INVESTING ACTIVITIES
Purchase of short-term investments		(174,200)
Proceeds from short-term investments	75,000	131,200
Investment income	1,637	1,455
Investments in associates	(12,758)
Distributions received from investments in associates	374
Loan advance	(909)
Proceeds on sale of property, plant and equipment	168	15
Purchase of property, plant and equipment	(108,764)	(56,435)
Purchase of intangible assets	(1,530)
Net cash used in investing activities related to continuing operations	(46,782)	(97,965)
Net cash used in investing activities related to discontinued operations		(32)
Net cash used in investing activities	(46,782)	(97,997)
Effects of foreign exchange on cash	26
INCREASE (DECREASE) IN CASH	(7,509)	53,209
CASH POSITION
Beginning of period	55,064	1,957
Cash included in disposal group		(102)
End of period	$ 47,555	$ 55,064